Share Capital and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Additional Paid-in Capital
Schedule of movement in the Company's issued share capital

The table below shows the movement in the Company’s issued share capital up to and for the year ended on December 31, 2023 hereof:

Date	Type of change	Change in issued share capital (USD)	New issued share capital (USD)	No. of shares outstanding net of treasury shares	Par value per share
09-Mar-20	Share buy-back	—	—	32,625,917	0.001
06-Apr-20	Share buy-back	—	—	32,375,917	0.001
06-Dec-21	Share buy-back	—	—	32,353,417	0.001
09-Dec-21	Share buy-back	—	—	32,345,417	0.001
14-Dec-21	Share buy-back	—	—	32,316,681	0.001
24-Jan-22	Share buy-back	—	—	32,296,681	0.001
26-Jan-22	Share buy-back	—	—	32,194,108	0.001